Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term Investments
Impairment charges for equity investments without readily determinable fair values	$ 38,700	$ 25,700
Fair Value	136,832	118,268
INMYSHOW
Long-term Investments
Fair value change gain (loss)		9,100
Didi
Long-term Investments
Fair Value	136,832	118,268
Equity Method Investment
Long-term Investments
Fair Value	$ 18,600	$ 23,100